Fair Value Measurements - Summary of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis (Detail) - Fair Value, Recurring [Member]	Jun. 30, 2021 USD ($)
Level 1 [Member]
Assets:
Marketable securities held in Trust Account	$ 276,020,334
Liabilities:
Warrant Liability – Public Warrants	13,616,000
Level 2 [Member]
Liabilities:
Warrant Liability – Private Placement Warrants	7,419,733
Level 3 [Member]
Liabilities:
Convertible Promissory Note	$ 988,400